Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Loss for the year	$ (47,136,333)	$ (364,663,392)	$ (25,494,220)
Adjustments for:
SPAC transaction expenses	0	76,857,484	0
Share based compensation expense	17,818,907	265,558,785	0
Impairment of goodwill	9,020,813	0	0
Interest income	(2,342,071)	(567,190)	(224,389)
Amortization of intangibles	181,991	163,147	71,095
Foreign exchange loss (gain)	201,314	(179,640)	55,701
(Gain) loss of disposal on property and equipment	(134)	0	271,791
Provision for VAT receivable	1,749,527	4,617,911	0
Provisions for withholding tax	3,434,062	0	0
Provision for bad debt	478,558	0	0
Interest expense	6,434,657	211,979	266,354
Fair value change in embedded derivative	(5,771,000)	0	0
Gain on remeasurement of deferred consideration	0	(156,047)	(235,505)
Depreciation of property and equipment and right-of-use assets	1,390,511	878,810	247,034
Tax paid on behalf of grantee on vesting of RSUs	(1,369,323)	0	0
Other movements	0	(37,931)	115,864
Income tax expense	540,126	0	0
Operating loss before working capital changes	(15,368,395)	(17,316,084)	(24,926,275)
Changes in trade and other receivables	638,844	(3,294,857)	(3,139,391)
Changes in related party receivables	931,552	114,216	(959,935)
Changes in inventories	(61,224)	(51,044)	(49,736)
Changes in prepaid mining license	0	353	4,783
Changes in customer credit to related party	0	0	(208,550)
Changes in related party payable	(7,405)	132,048	0
Changes in trade and other payables	(2,025,180)	(6,564,427)	12,243,789
Net cash used in operating activities	(15,891,808)	(26,979,795)	(17,035,315)
Cash flows from investing activities
Interest received from bank	2,342,071	560,349	214,252
Patent costs incurred	(157,608)	(90,978)	(92,545)
Expenditure on property and equipment	(892,779)	(697,431)	(277,364)
Expenditure on other intangible assets	0	(291,410)	(92,096)
Investment in exploration and evaluation assets	(49,951,501)	(51,355,297)	(5,709,171)
Acquisition of subsidiaries, net of cash acquired	0	(8,073,000)	(7,591)
Payment of deferred consideration relating to acquisition	(4,000,000)	0	(2,000,000)
Net cash used in investing activities	(52,659,817)	(59,947,767)	(7,964,515)
Cash flows from financing activities
Issue of share capital	76	0	0
Proceeds from exercise of stock options	0	110,504	0
Proceeds from exercise of warrants	0	878,025	0
Proceeds from issuance of debentures, net of OID	49,250,000	0	0
Payment of debenture interest	(1,796,105)	0	0
Net proceeds from PIPE transaction	0	70,173,170	0
Proceeds from SPAC acquisition	0	3,104,056	0
Share issuance costs	0	(5,683,979)	0
Payment of lease liabilities	(534,055)	(338,171)	(80,933)
Proceeds from non-controlling interests	1,500,000	47,500,000	0
Net cash provided by (used in) financing activities	48,419,916	115,743,605	(80,933)
Net increase (decrease) in cash and cash equivalents	(20,131,709)	28,816,044	(25,080,763)
Cash and cash equivalents [abstract]
Effect of exchange rate changes in cash	24,024	40,373	(8,137)
Cash and cash equivalents at beginning of the year	49,391,627	20,535,210	45,624,110
Cash and cash equivalents at end of the year	$ 29,283,942	$ 49,391,627	$ 20,535,210